CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net income	$ 5,135,790	$ 336,658
Adjustments to reconcile net income to net cash used in operating activities:
Offering costs allocated to warrant liabilities	625,059
Stock-based compensation expense	0	2,825,960
Dividends, realized and unrealized gain in Trust Account	(19,097)	(1,371,689)
Interest earned on securities held in Trust Account	(1,876)
Change in fair value of warrant liability	(6,325,281)	(4,489,110)
Changes in operating assets and liabilities:
Prepaid expense	(83,061)	83,061
Accrued expenses	125,972	1,553,849
Franchise tax payable	164,008	(94,042)
Income tax payable	0	214,850
Net cash used in operating activities	(378,487)	(940,463)
Cash flow from investing activities:
Investment of cash in Trust Account	(117,300,000)	(2,545,838)
Interest withdrawn from Trust Account	0	299,601
Net cash used in investing activities	(117,300,000)	(2,246,237)
Cash flow from financing activities:
Proceeds from issuance of Class B common stock	25,000
Proceeds from sale of Units, net of underwriting discount paid	112,700,000
Proceeds from sale of Private units	5,852,750
Payment of offering costs	(446,112)
Proceeds from promissory note	78,925		$ 78,925
Repayment of promissory note	(78,925)
Advances from related parties	0	11,500
Proceeds from working capital loan	0	207,081
Proceeds from extension loans	0	2,545,838
Net cash provided by financing activities	118,131,638	2,764,419
Net change in cash	453,151	(422,281)
Cash at the beginning of the period	0	453,151
Cash at the end of the period	453,151	30,870	$ 453,151
Supplemental disclosure of non-cash financing activities:
Re-measurement of Class A common stock subject to possible redemption	0	3,359,593
Redemption of Class A common stock held in Trust, including interest	0	$ 91,909,483
Deferred underwriting fee payable	4,025,000
Initial classification of warrant liability	$ 11,176,949